ASSETS PLEDGED (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Vessel, net	$ 40,580	$ 43,446
Restricted cash and investments	26,730	35,268
Total pledged assets	$ 67,310	$ 78,714